CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 679,754	$ 664,321
Short-term investments	12,203	48,808
Restricted cash	38,486	25,294
Accounts receivable, net of allowance for credit losses of $66,839 and $77,603 as of June 30, 2021 and 2022, respectively	317,763	330,853
Costs and estimated earnings in excess of billings, net of allowance for credit losses of$11,835 and $12,178 as of June 30, 2021 and 2022, respectively	228,877	196,706
Accounts receivable retention	6,005	4,943
Other receivables, net of allowance for credit losses of $16,675 and $12,449 as of June 30, 2021 and 2022, respectively	26,100	18,937
Advances to suppliers	33,851	20,140
Amounts due from related parties	27,360	28,243
Inventories	91,243	47,912
Prepaid expenses	667	937
Income tax recoverable	258	464
Total current assets	1,462,567	1,387,558
Non-current assets:
Restricted cash	787	5,932
Costs and estimated earnings in excess of billings	3,021	1,230
Accounts receivable retention	6,561	4,397
Prepaid expenses	1	1
Property, plant and equipment, net	98,249	94,046
Prepaid land leases	12,447	16,568
Intangible assets, net	10,742	1,399
Investments in equity investees	46,581	60,166
Investments in securities	1,693	2,622
Goodwill	20,539	1,598
Deferred tax assets	4,540	12,480
Operating lease right-of-use assets	4,045	6,256
Total non-current assets	209,206	206,695
Total assets	1,671,773	1,594,253
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $3,230 and $1,547 as of June 30, 2021 and 2022, respectively):
Short-term bank loans	66	0
Current portion of long-term loans	15,210	15,308
Accounts payable	173,953	140,235
Construction costs payable	92	1,292
Deferred revenue	206,222	184,543
Accrued payroll and related expenses	23,535	22,077
Income tax payable	4,509	3,508
Warranty liabilities	3,280	5,902
Other tax payables	11,587	6,373
Accrued liabilities	37,282	38,633
Amounts due to related parties	6,299	1,661
Current portion of other liability	3
Operating lease liabilities	2,518	3,098
Total current liabilities	484,556	422,630
Non-current liabilities (including amounts of the VIE without recourse to the primary beneficiary of nil and nil as of June 30, 2021 and 2022, respectively):
Accrued liabilities	3,349	4,569
Long-term loans	434	698
Accounts payable	1,556	982
Deferred tax liabilities	12,966	16,829
Warranty liabilities	1,722	3,649
Operating lease liabilities	1,282	2,928
Long-term other liabilities	80
Total non-current liabilities	21,389	29,655
Total liabilities	505,945	452,285
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,367,337 shares and 61,962,449 shares issued and outstanding as of June 30, 2021 and 2022, respectively	62	61
Additional paid-in capital	243,476	233,768
Statutory reserves	77,263	64,449
Retained earnings	857,141	806,598
Accumulated other comprehensive income (loss)	(12,655)	32,814
Total Hollysys Automation Technologies Ltd. stockholders' equity	1,165,287	1,137,690
Non-controlling interests	541	4,278
Total equity	1,165,828	1,141,968
Total liabilities and equity	$ 1,671,773	$ 1,594,253